Shareholder Report, Line Graph (Details)	6 Months Ended	7 Months Ended
	Jan. 31, 2025	Jan. 31, 2025
C000250242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.65%	6.66%
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	10.35%	12.38%
S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	10.12%	11.46%